Debt (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Notes Payable	$ 207.5	$ 10.4	$ 16.0
Current portion of long-term debt	2.1	2.8	3.4
Long-term debt, less current portion	$ 205.4	$ 7.6	$ 12.6